Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	50.00%	49.70%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	40.00%	37.60%
Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%	12.70%